Discontinued operations and assets and liabilities of disposal groups - Assets and liabilities of disposal groups (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Assets of disposal groups
Loans to customers - amortised cost	£ 358,990	£ 360,544
Derivatives	106,139	166,523
Other assets	8,242	7,890
Assets	781,992	799,491	£ 723,039
Liabilities Of Disposal Groups
Other liabilities	5,797	6,388
Liabilities	740,189	£ 755,667	£ 679,483
Discontinued operations
Assets of disposal groups
Loans to customers - amortised cost	9,002
Derivatives	5
Other assets	8
Assets	9,015
Liabilities Of Disposal Groups
Other liabilities	5
Liabilities	5
Net assets of disposal groups	£ 9,010